Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2024
Non-Controlling Interests [Abstract]
Schedule of Changes in Equity Classified Non-controlling Ownership Interests in Subsidiaries
The following table summarizes the changes in the non-controlling ownership interest in subsidiaries:

Non-Controlling Interest $
Balance as of January 1, 2022	(9,368)
Share of comprehensive income (loss)	13,290
Deconsolidation of subsidiary (Sonde)	11,904
NCI exercise of share-based awards in subsidiaries - change in NCI interest	(15,164)
Equity settled share-based payments	4,711
Other	(4)
Balance as of December 31, 2022 and January 1, 2023	5,369
Share of comprehensive income (loss)	(931)
Deconsolidation of subsidiary (Vedanta)	(9,085)
Equity settled share-based payments	277
Expiration of share options in subsidiary	(1,458)
Other	(6)
Balance as of December 31, 2023 and January 1, 2024	(5,835)
Share of comprehensive income (loss)	(25,728)
Equity settled share-based payments - See Note 10. Share-based Payments	17,372
Deconsolidation of subsidiary (Seaport)	7,430
Other	(13)
Balance as of December 31, 2024	(6,774)